CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Net income before noncontrolling interest	₨ 326,006.4	$ 4,457.4	₨ 260,364.0	₨ 220,565.5
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. (356.6), Rs. (426.7) and Rs. 381.0, as of March 31, 2019, March 31, 2020 and March 31, 2021, respectively]	(1,132.8)	(15.5)	1,771.7	663.9
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (9,187.8), Rs. (15,704.2) and Rs. 249.0, as of March 31, 2019, March 31, 2020 and March 31, 2021, respectively]	(740.6)	(10.1)	47,574.2	17,105.1
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 1,018.1, Rs. 4,739.2 and Rs. 7,827.8, as of March 31, 2019, March 31, 2020 and March 31, 2021, respectively]	(23,271.9)	(318.2)	(8,823.1)	(1,895.5)
Other comprehensive income, net of tax	(25,145.3)	(343.8)	40,522.8	15,873.5
Total comprehensive income	300,861.1	4,113.6	300,886.8	236,439.0
Less: Comprehensive income attributable to shareholders of noncontrolling interest	29.3	0.4	94.1	461.7
Comprehensive income attributable to HDFC Bank Limited	₨ 300,831.8	$ 4,113.2	₨ 300,792.7	₨ 235,977.3